UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 2.6%
Northrop Grumman Corp.	133,000	$8,650,320
Raytheon Co. (a)	148,200	7,807,176

		16,457,496

Automobiles – 0.7%
Ford Motor Co. (a)	348,000	4,506,600

Beverages – 1.2%
PepsiCo, Inc. (a)	107,100	7,802,235

Capital Markets – 1.9%
Invesco Ltd.	437,000	11,908,250

Chemicals – 4.3%
CF Industries Holdings, Inc. (a)	117,500	26,927,475

Commercial Banks – 4.0%
U.S. Bancorp	190,700	6,312,170
Wells Fargo & Co. (a)	540,600	18,829,098

		25,141,268

Computers & Peripherals – 2.8%
Apple, Inc. (a)	39,600	18,030,276

Diversified Financial Services – 4.3%
Citigroup, Inc. (a)	186,330	7,855,673
JPMorgan Chase & Co. (a)	416,700	19,605,735

		27,461,408

Diversified Telecommunication Services – 4.8%
AT&T Inc.	365,100	12,701,829
CenturyLink, Inc. (a)	444,000	17,959,800

		30,661,629

Electric Utilities – 2.9%
NextEra Energy, Inc.	119,900	8,638,795
The Southern Co.	221,900	9,814,637

		18,453,432

Energy Equipment & Services – 3.9%
Ensco Plc, Class A (a)	153,000	9,726,210
Halliburton Co.	132,600	5,394,168
Noble Corp. (a)	240,800	9,752,400

		24,872,778

Food Products – 3.7%
Archer-Daniels-Midland Co. (a)	223,000	6,362,190
Unilever NV	416,100	16,843,728

		23,205,918

Health Care Equipment & Supplies – 1.9%
Medtronic, Inc.	256,000	11,929,600

Health Care Providers & Services – 0.7%
Express Scripts Holding Co. (a)(b)	84,000	4,487,280

Household Products – 3.6%
Kimberly-Clark Corp.	174,900	15,655,299
The Procter & Gamble Co. (a)	92,200	6,929,752

		22,585,051

Common Stocks	Shares	Value

Industrial Conglomerates – 3.0%
General Electric Co. (a)	840,100	$18,717,428

Insurance – 4.7%
Aflac, Inc.	32,200	1,708,532
American International Group, Inc. (a)(b)	88,700	3,355,521
Berkshire Hathaway, Inc., Class B (a)(b)	50,600	4,904,658
Hartford Financial Services Group, Inc. (a)	168,700	4,183,760
MetLife, Inc. (a)	214,300	8,001,962
Prudential Financial, Inc. (a)	49,000	2,836,120
The Travelers Cos., Inc.	62,500	4,903,750

		29,894,303

Internet Software & Services – 7.3%
Google, Inc., Class A (a)(b)	39,900	30,152,031
Yahoo!, Inc. (a)(b)	829,900	16,290,937

		46,442,968

IT Services – 0.5%
Saic, Inc. (a)	265,000	3,206,500

Media – 4.8%
Comcast Corp., Special Class A (a)	289,300	10,625,989
Time Warner, Inc. (a)	270,100	13,645,452
The Walt Disney Co.	113,600	6,120,768

		30,392,209

Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc. (a)	184,700	6,510,675

Multi-Utilities – 2.0%
Dominion Resources, Inc.	185,900	10,059,049
Public Service Enterprise Group, Inc.	88,000	2,743,840

		12,802,889

Oil, Gas & Consumable Fuels – 13.0%
Chevron Corp.	157,300	18,113,095
Exxon Mobil Corp. (a)	176,000	15,834,720
HollyFrontier Corp. (a)	175,700	9,175,054
Marathon Oil Corp. (a)	184,500	6,201,045
Marathon Petroleum Corp.	85,400	6,337,534
Suncor Energy, Inc.	788,800	26,834,976

		82,496,424

Pharmaceuticals – 10.1%
Eli Lilly & Co.	132,600	7,119,294
Johnson & Johnson (a)	182,600	13,497,792
Merck & Co., Inc.	468,800	20,275,600
Pfizer, Inc. (a)	855,100	23,327,128

		64,219,814

Real Estate Investment Trusts (REITs) – 1.2%
Annaly Capital Management, Inc. (a)	516,300	7,677,381

Semiconductors & Semiconductor Equipment – 3.1%
QUALCOMM, Inc.	293,900	19,406,217

Specialty Retail – 1.0%
Limited Brands, Inc.	134,600	6,463,492

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Common Stocks	Shares	Value

Wireless Telecommunication Services – 4.3%
Vodafone Group Plc - ADR	1,004,000	$27,429,280

Total Long-Term Investments (Cost – $582,404,988) – 99.3%		630,090,276

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	19,217,352	19,217,352

Total Short-Term Securities (Cost – $19,217,352) – 3.0%		19,217,352

Value

Total Investments Before Options Written (Cost – $601,622,340*) – 102.3%	$649,307,628

Options Written

(Premiums Received – $7,205,346) – (1.8)%	(11,497,875)

Total Investments Net of Options Written – 100.5%	637,809,753
Liabilities in Excess of Other Assets – (0.5)%	(3,260,907)

Net Assets – 100.0%	$634,548,846

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$688,756,342

Gross unrealized appreciation	$53,574,781
Gross unrealized depreciation	(93,023,495)

Net unrealized depreciation	$(39,448,714)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	23,189,440	(3,972,088)	19,217,352	$10,848	$347

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Comcast Corp., Special Class A	Call	USD	35.75	2/06/13	560	$(57,091)
Ford Motor Co.	Call	USD	14.50	2/16/13	110	(37)
Marathon Oil Corp.	Call	USD	32.75	2/16/13	510	(61,836)
Annaly Capital Management, Inc.	Call	USD	15	2/18/13	1,800	(21,600)
Archer-Daniels-Midland Co.	Call	USD	29	2/18/13	1,225	(43,488)
Berkshire Hathaway, Inc., Class B	Call	USD	95	2/18/13	280	(64,540)
Express Scripts Holding Co.	Call	USD	57.50	2/18/13	460	(4,140)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	36	2/18/13	1,015	(37,048)
General Electric Co.	Call	USD	22	2/18/13	529	(24,070)
Google, Inc., Class A	Call	USD	730	2/18/13	135	(386,775)
Google, Inc., Class A	Call	USD	735	2/18/13	87	(210,540)
HollyFrontier Corp.	Call	USD	46	2/18/13	965	(607,950)
JPMorgan Chase & Co.	Call	USD	44	2/18/13	1,305	(411,075)
The Limited, Inc.	Call	USD	45	2/18/13	250	(80,000)
Noble Corp.	Call	USD	40	2/18/13	660	(83,820)
Noble Corp.	Call	USD	41	2/18/13	660	(53,460)
PepsiCo, Inc.	Call	USD	72.50	2/18/13	235	(24,322)
The Procter & Gamble Co.	Call	USD	70	2/18/13	507	(263,640)
Prudential Financial, Inc.	Call	USD	60	2/18/13	170	(9,350)

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Raytheon Co.	Call	USD	57.50	2/18/13	815	$(2,445)
Yahoo!, Inc.	Call	USD	20	2/18/13	2,715	(57,015)
Citigroup, Inc.	Call	USD	43	2/22/13	200	(11,000)
Ford Motor Co.	Call	USD	14.50	2/22/13	1,915	(6,702)
Saic, Inc.	Call	USD	12.25	3/16/13	1,325	(26,719)
American International Group, Inc.	Call	USD	38	3/18/13	440	(53,460)
Annaly Capital Management, Inc.	Call	USD	15	3/18/13	500	(12,250)
Apple, Inc.	Call	USD	465	3/18/13	198	(210,375)
CenturyLink, Inc.	Call	USD	41	3/18/13	700	(26,250)
CF Industries Holdings, Inc.	Call	USD	225	3/18/13	705	(764,925)
Citigroup, Inc.	Call	USD	42	3/18/13	1,025	(158,875)
Comcast Corp., Special Class A	Call	USD	39	3/18/13	1,030	(23,175)
Ensco Plc, Class A	Call	USD	62.50	3/18/13	840	(222,600)
Hartford Financial Services Group, Inc.	Call	USD	26	3/18/13	500	(25,750)
JPMorgan Chase & Co.	Call	USD	47	3/18/13	470	(60,395)
The Limited, Inc.	Call	USD	49	3/18/13	490	(58,800)
Marathon Oil Corp.	Call	USD	34	3/18/13	505	(42,925)
MetLife, Inc.	Call	USD	36	3/18/13	222	(44,067)
MetLife, Inc.	Call	USD	38	3/18/13	955	(84,518)
Prudential Financial, Inc.	Call	USD	60	3/18/13	153	(14,152)
Wells Fargo & Co.	Call	USD	35	3/18/13	2,640	(182,160)
General Electric Co.	Call	USD	22.05	3/22/13	690	(37,778)
Johnson & Johnson	Call	USD	73	3/25/13	540	(80,472)
Exxon Mobil Corp.	Call	USD	90.90	3/26/13	650	(92,239)
Time Warner, Inc.	Call	USD	50.60	3/26/13	1,070	(152,595)
PepsiCo, Inc.	Call	USD	73.40	4/02/13	355	(32,239)
Pfizer, Inc.	Call	USD	27.85	4/04/13	955	(31,840)
MetLife, Inc.	Call	USD	38	4/22/13	237	(31,876)

Total						$(4,992,379)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/04/13	100,500	$(71,355)
JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/04/13	25,000	(135,000)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	68.26	2/04/13	42,500	(161,075)
Pfizer, Inc.	Morgan Stanley & Co., Inc.	Call	USD	24.35	2/04/13	192,500	(564,025)
Unilever NV	Citigroup Global Markets, Inc.	Call	USD	36.79	2/04/13	64,000	(235,904)
Yahoo!, Inc.	Deutsche Bank Securities Corp.	Call	USD	19.17	2/05/13	185,000	(94,325)
U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	32.05	2/07/13	125,900	(133,456)
Exxon Mobil Corp.	Credit Suisse First Boston	Call	USD	89.95	2/08/13	32,000	(26,252)
Halliburton Co.	Banc of America Securities	Call	USD	34.73	2/08/13	72,900	(433,755)
Merck & Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	44.84	2/08/13	54,500	(1,566)
Public Service Enterprise Group, Inc.	Credit Suisse First Boston	Call	USD	30.61	2/08/13	48,000	(27,211)
AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/11/13	100,500	(81,607)
CenturyLink, Inc.	UBS Securities LLC	Call	USD	38.66	2/11/13	106,700	(190,993)
Hartford Financial Services Group, Inc.	Citigroup Global Markets, Inc.	Call	USD	23.87	2/11/13	63,800	(73,452)
JPMorgan Chase & Co.	Goldman Sachs & Co.	Call	USD	41.65	2/11/13	25,000	(135,000)
JPMorgan Chase & Co.	Morgan Stanley & Co., Inc.	Call	USD	43.46	2/11/13	47,600	(170,884)
Vodafone Group Plc - ADR	Morgan Stanley & Co., Inc.	Call	USD	26.24	2/11/13	120,100	(129,708)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Dominion Resources, Inc.	Credit Suisse First Boston	Call	USD	54.21	2/22/13	52,000	$(26,994)
Wells Fargo & Co.	Citigroup Global Markets, Inc.	Call	USD	34.90	2/22/13	93,000	(38,441)
CenturyLink, Inc.	Citigroup Global Markets, Inc.	Call	USD	39.94	2/25/13	69,200	(57,598)
General Electric Co.	Morgan Stanley & Co., Inc.	Call	USD	21.25	2/25/13	340,000	(370,718)
Unilever NV	Goldman Sachs & Co.	Call	USD	38.51	2/25/13	37,000	(72,890)
The Walt Disney Co.	Credit Suisse First Boston	Call	USD	49.86	2/25/13	62,500	(265,308)
Eli Lilly & Co.	Credit Suisse First Boston	Call	USD	53.34	2/28/13	73,000	(78,337)
Unilever NV	Goldman Sachs & Co.	Call	USD	38.89	3/04/13	37,000	(58,830)
Unilever NV	UBS Securities LLC	Call	USD	38.66	3/04/13	91,000	(165,620)
Aflac, Inc.	Credit Suisse First Boston	Call	USD	53.94	3/05/13	21,200	(21,179)
Merck & Co., Inc.	Goldman Sachs & Co.	Call	USD	42.51	3/07/13	203,500	(266,862)
NextEra Energy, Inc.	Goldman Sachs & Co.	Call	USD	71.36	3/07/13	23,500	(33,022)
Time Warner, Inc.	Morgan Stanley & Co., Inc.	Call	USD	49.49	3/07/13	41,300	(82,597)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	52.86	3/08/13	50,200	(80,396)
Kimberly-Clark Corp.	Citigroup Global Markets, Inc.	Call	USD	86.51	3/08/13	69,200	(225,977)
Chevron Corp.	Morgan Stanley & Co., Inc.	Call	USD	116.35	3/11/13	86,500	(154,281)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.11	3/11/13	211,000	(265,875)
QUALCOMM, Inc.	Morgan Stanley & Co., Inc.	Call	USD	65.96	3/14/13	161,700	(276,484)
Southern Co.	Goldman Sachs & Co.	Call	USD	43.76	3/14/13	61,000	(47,670)
The Travelers Cos., Inc.	Morgan Stanley & Co., Inc.	Call	USD	76.76	3/14/13	41,300	(92,719)
Invesco Ltd.	Deutsche Bank Securities Corp.	Call	USD	28.13	3/21/13	48,800	(10,982)
Marathon Petroleum Corp.	Morgan Stanley & Co., Inc.	Call	USD	68.25	3/25/13	47,000	(314,929)
Medtronic, Inc.	Credit Suisse First Boston	Call	USD	46.26	3/25/13	141,000	(206,880)
Northrop Grumman Corp.	Morgan Stanley & Co., Inc.	Call	USD	68.78	3/25/13	73,000	(23,391)
Suncor Energy, Inc.	Citigroup Global Markets, Inc.	Call	USD	34.74	3/26/13	203,500	(171,318)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	27.27	3/27/13	182,200	(99,381)
Kimberly-Clark Corp.	Credit Suisse First Boston	Call	USD	87.08	4/01/13	26,900	(78,310)
Invesco Ltd.	Goldman Sachs & Co.	Call	USD	28.46	4/02/13	239,500	(74,110)
Southern Co.	Jefferies & Co., Inc.	Call	USD	44.25	4/02/13	610	(38,303)
Suncor Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.78	4/05/13	112,000	(103,684)
Johnson & Johnson	Morgan Stanley & Co., Inc.	Call	USD	74.94	4/11/13	46,400	(36,842)

Total							$(6,505,496)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

4	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$630,090,276	–	–	$630,090,276
Short-Term Securities	19,217,352	–	–	19,217,352
Total	$649,307,628	–	–	$649,307,628

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,419,533)	$(7,078,342)	–	$(11,497,875)
Total	$(4,419,533)	$(7,078,342)	–	$(11,497,875)

[2] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,684	–	–	$5,684
Cash pledged as collateral for options written	1,300,000	–	–	1,300,000
Liabilities:
Bank overdraft	–	$(2,509)	–	(2,509)
Total	$1,305,684	$(2,509)	–	$1,300,666

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 26, 2013